Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income
(18)	Accumulated Other Comprehensive Income

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2016	Year ended December 31, 2015
	Net unrealized gain on securities	Net unrealized gain on securities
Beginning balance	$5,000	16,656
OCI before reclassifications	2,216	(11,280)
Amounts reclassified from AOCI	(19)	(376)

Net OCI	2,197	(11,656)

Ending balance	$7,197	5,000

Reclassifications from AOCI, net of tax, consist of the following:

	Amount reclassified from AOCI		Affected line item
	December 31,		in the
AOCI	2016	2015	Statements of Operations
Net unrealized gain on securities:
Available-for-sale securities	$30	578	Realized investment (loss) gains, net
Income tax expense	11	202	Income tax expense (benefit)

Total amounts reclassified from AOCI	$19	376	Net income (loss)